Derivative financial instruments - Disclosure of Derivatives Notional Amount (Detail) - Derivative not designated as hedge [Member] - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020	Apr. 01, 2019
Disclosure of detailed information about hedges [line items]
The amount of underlying notional of derivatives	¥ 26,337,668	¥ 24,226,842	¥ 25,007,461
Interest rate and currency swap [Member]
Disclosure of detailed information about hedges [line items]
The amount of underlying notional of derivatives	21,453,268	20,310,018	21,001,883
Foreign exchange forward and option contracts [Member]
Disclosure of detailed information about hedges [line items]
The amount of underlying notional of derivatives	¥ 4,884,400	¥ 3,916,824	¥ 4,005,578